First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 13.5%
	Automobiles – 0.1%
13,042	Ford Motor Co.	6.50%	08/15/62	$314,182
	Banks – 2.2%
32,003	Bank of America Corp., Series KK	5.38%	(a)	729,348
3,616	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	85,880
94,986	JPMorgan Chase & Co., Series LL	4.63%	(a)	1,983,308
22,821	KeyCorp (b)	6.20%	(a)	490,423
39,540	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	929,586
4,155	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	80,025
10,557	US Bancorp, Series K	5.50%	(a)	238,272
7,519	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (c)	9.12%	(a)	182,486
6,000	Wells Fargo & Co., Series Z	4.75%	(a)	114,600
				4,833,928
	Capital Markets – 0.8%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	433,123
54,191	Carlyle Finance LLC	4.63%	05/15/61	978,148
27,468	KKR Group Finance Co., IX LLC	4.63%	04/01/61	500,192
				1,911,463
	Consumer Finance – 0.0%
2,923	Capital One Financial Corp., Series J	4.80%	(a)	54,572
	Diversified REITs – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	607,264
	Diversified Telecommunication Services – 0.2%
37,454	Qwest Corp.	6.50%	09/01/56	542,334
	Electric Utilities – 0.3%
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	376,215
11,351	SCE Trust V, Series K (b)	5.45%	(a)	256,419
				632,634
	Financial Services – 0.8%
11,146	Apollo Asset Management, Inc., Series B	6.38%	(a)	276,978
39,795	Equitable Holdings, Inc., Series A	5.25%	(a)	827,338
25,970	Jackson Financial, Inc. (b)	8.00%	(a)	647,952
				1,752,268
	Gas Utilities – 0.4%
67,017	South Jersey Industries, Inc.	5.63%	09/16/79	875,577
	Independent Power & Renewable Electricity Producers – 0.5%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	569,025
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	453,652
				1,022,677
	Insurance – 4.9%
59,126	Aegon Funding Co., LLC	5.10%	12/15/49	1,254,654
14,734	Allstate (The) Corp., Series J	7.38%	(a)	395,461
71,921	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,512,499
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	850,489
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	75,223
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	87,016
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	545,160
2,045	Argo Group International Holdings Ltd. (b)	7.00%	(a)	46,687

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
10,322	Aspen Insurance Holdings Ltd.	5.63%	(a)	$199,008
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	889,994
1,588	Aspen Insurance Holdings Ltd. (b)	9.59%	(a)	40,589
29,701	Athene Holding Ltd., Series A (b)	6.35%	(a)	635,304
1,656	Athene Holding Ltd., Series D	4.88%	(a)	27,738
54,410	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,353,177
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	376,350
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	8.51%	05/15/37	1,659,262
14,596	Metlife, Inc., Series E	5.63%	(a)	350,742
17,455	Metlife, Inc., Series F	4.75%	(a)	367,951
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	188,320
3,164	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	57,110
				10,912,734
	Mortgage Real Estate Investment Trusts – 0.4%
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	649,116
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	162,470
				811,586
	Multi-Utilities – 0.7%
1,630	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	40,391
23,794	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	552,021
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	513,140
29,230	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	514,737
				1,620,289
	Oil, Gas & Consumable Fuels – 0.3%
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,883
28,160	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	12.27%	(a)	719,769
				726,652
	Real Estate Management & Development – 1.2%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	721,329
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	156,708
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	784,802
57,982	Brookfield Property Preferred L.P.	6.25%	07/26/81	942,207
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	65,722
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,444
				2,673,212
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	64,003
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	180,569
43,583	United States Cellular Corp.	5.50%	06/01/70	627,595
				808,164
	Total $25 Par Preferred Securities			30,163,539
	(Cost $36,531,627)
$100 PAR PREFERRED SECURITIES – 0.2%
	Banks – 0.2%
3,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	347,812
	(Cost $371,000)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 2.6%
	Banks – 2.4%
1,013	Bank of America Corp., Series L	7.25%	(a)	$1,233,834
3,519	Wells Fargo & Co., Series L	7.50%	(a)	4,148,866
				5,382,700
	Financial Services – 0.2%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	500,008
	Total $1,000 Par Preferred Securities			5,882,708
	(Cost $6,657,775)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 78.0%
	Banks – 41.6%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,396,437
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	1,241,110
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	544,764
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	921,017
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,079,166
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,275,917
2,200,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	2,137,729
1,269,000	Bank of America Corp., Series RR (b)	4.38%	(a)	1,115,448
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,875,220
450,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	427,326
2,300,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	2,392,892
1,300,000	Barclays PLC (b) (e)	4.38%	(a)	948,664
4,084,000	Barclays PLC (b) (e)	8.00%	(a)	4,031,643
4,960,000	Barclays PLC (b) (e)	8.00%	(a)	4,625,200
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	582,293
1,300,000	BBVA Bancomer S.A. (b) (d) (e)	8.45%	06/29/38	1,324,700
2,700,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,071,517
1,840,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,836,136
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,676,841
2,000,000	Citigroup, Inc. (b)	7.38%	(a)	2,040,000
817,000	Citigroup, Inc., Series M (b)	6.30%	(a)	802,703
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,691,790
650,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	619,450
547,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	424,609
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,412,000
1,465,000	CoBank ACB, Series K (b)	6.45%	(a)	1,389,654
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	556,949
1,100,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	1,078,110
600,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	603,891
600,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	518,779
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	1,009,278
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	531,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,028,500
630,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	579,518
3,600,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	3,630,839
1,130,000	ING Groep N.V. (b) (e)	5.75%	(a)	1,015,401
1,000,000	ING Groep N.V. (b) (e)	6.50%	(a)	943,423
400,000	ING Groep N.V. (b) (e) (f)	7.50%	(a)	376,428
3,682,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	3,553,130
200,000	JPMorgan Chase & Co., Series S (b)	6.75%	(a)	200,000
1,000,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	931,169

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,517,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	$1,479,712
731,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	692,805
3,350,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	3,143,975
243,997	M&T Bank Corp. (b)	3.50%	(a)	182,783
87,000	M&T Bank Corp., Series F (b)	5.13%	(a)	73,441
200,000	NatWest Group PLC (b) (e)	6.00%	(a)	187,670
2,100,000	NatWest Group PLC (b) (e)	8.00%	(a)	2,078,717
1,011,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	935,817
744,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	717,960
2,045,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,875,106
3,250,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	2,600,325
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,529,775
2,600,000	Standard Chartered PLC (b) (d) (e)	4.30%	(a)	2,036,840
2,640,000	Standard Chartered PLC (b) (d) (e)	7.75%	(a)	2,634,192
600,000	Svenska Handelsbanken AB (b) (e) (f)	4.75%	(a)	475,807
200,000	Swedbank AB (b) (e) (f)	7.63%	(a)	188,048
3,250,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	3,346,850
400,000	Truist Financial Corp., Series P (b)	4.95%	(a)	378,278
3,300,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,267,594
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	655,097
1,760,000	Wells Fargo & Co. (b)	7.63%	(a)	1,813,926
				92,735,359
	Capital Markets – 4.0%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,317,797
1,500,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	1,123,537
1,516,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	1,486,001
500,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	392,244
795,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	710,722
400,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	361,878
1,500,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	5.25%	(a)	0
2,425,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	6.38%	(a)	0
4,100,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	7.50%	(a)	0
1,600,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	9.75%	(a)	0
2,800,000	Deutsche Bank AG, Series 2020 (b) (e)	6.00%	(a)	2,344,139
1,228,000	EFG International AG (b) (e) (f)	5.50%	(a)	943,473
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	189,122
				8,868,913
	Construction Materials – 0.5%
1,050,000	Cemex SAB de CV (b) (d)	9.13%	(a)	1,093,359
	Consumer Finance – 1.3%
1,117,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	851,014
750,000	American Express Co. (b)	3.55%	(a)	631,151
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,319,039
				2,801,204
	Electric Utilities – 0.4%
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	259,802
186,000	Edison International, Series A (b)	5.38%	(a)	165,536
575,000	Edison International, Series B (b)	5.00%	(a)	498,221
				923,559

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services – 2.7%
$2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	$2,221,875
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,342,500
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	541,500
1,920,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	1,876,426
				5,982,301
	Food Products – 2.9%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	269,250
1,305,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,233,225
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,157,359
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	953,520
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	2,820,000
				6,433,354
	Insurance – 11.3%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,776,894
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	762,024
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,689,635
2,000,000	CNP Assurances SACA (b) (f)	4.88%	(a)	1,512,188
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,117,382
2,085,000	Enstar Finance LLC (b)	5.50%	01/15/42	1,622,966
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	957,500
600,000	Global Atlantic Fin Co. (d)	7.95%	06/15/33	601,698
4,027,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	2,905,914
2,270,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	7.45%	02/12/47	1,944,209
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,220,960
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	287,601
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,596,215
1,558,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	1,248,574
2,341,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	2,249,454
2,460,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,367,152
1,000,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	990,777
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	289,394
				25,140,537
	Multi-Utilities – 2.3%
3,150,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,544,728
130,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	119,015
475,000	Dominion Energy, Inc., Series C (b)	4.35%	(a)	410,115
2,620,000	Sempra (b)	4.13%	04/01/52	2,155,491
				5,229,349
	Oil, Gas & Consumable Fuels – 7.6%
1,308,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c)	9.63%	01/22/78	1,115,286
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	1,976,893
1,600,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,620,642
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,389,278
1,000,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	915,311
490,000	Energy Transfer L.P., Series B (b)	6.63%	(a)	390,162
1,852,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	1,689,160
2,125,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	1,871,702
66,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	55,559
596,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c)	8.30%	08/16/77	596,441

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$130,000	Enterprise Products Operating LLC, Series E (b)	5.25%	08/16/77	$115,690
1,500,000	Transcanada Trust (b)	5.50%	09/15/79	1,281,383
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,012,365
				17,029,872
	Retail REITs – 0.5%
400,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	360,059
800,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	675,204
				1,035,263
	Trading Companies & Distributors – 2.9%
4,560,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	4,414,746
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	622,519
1,944,000	Aircastle Ltd. (b) (d)	5.25%	(a)	1,477,440
				6,514,705
	Total Capital Preferred Securities			173,787,775
	(Cost $196,515,585)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.1%
	Insurance – 2.1%
4,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (j)	7.63%	10/15/25	4,612,985
	(Cost $5,002,496)
Total Investments – 96.4%	214,794,819
(Cost $245,078,483)
Net Other Assets and Liabilities – 3.6%	8,103,386
Net Assets – 100.0%	$222,898,205

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $57,602,376 or 25.8% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2023, securities noted as such amounted to $61,836,762 or 27.7% of net assets. Of these securities, 7.2% originated in emerging markets, and 92.8% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(j)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2022 through July 31, 2023), this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 875,577	$ —	$ 875,577	$ —
Insurance	10,912,734	8,902,913	2,009,821	—
Other Industry Categories*	18,375,228	18,375,228	—	—
$100 Par Preferred Securities*	347,812	—	347,812	—
$1,000 Par Preferred Securities:
Banks	5,382,700	5,382,700	—	—
Financial Services	500,008	—	500,008	—
Capital Preferred Securities:
Capital Markets	8,868,913	—	8,868,913	—**
Other Industry Categories*	164,918,862	—	164,918,862	—
Foreign Corporate Bonds and Notes*	4,612,985	—	4,612,985	—
Total Investments	$ 214,794,819	$ 32,660,841	$ 182,133,978	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Change in Unrealized Appreciation/Depreciation
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at July 31, 2023
Capital Preferred Securities	—*
Total Level 3 Holdings	$—*

* Investments are valued at $0.
There was a net change of $(7,531,328) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2023.

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Group AG, 5.25%	04/08/22-06/07/22	$1,500,000	$—	$1,301,553	$—	—%
Credit Suisse Group AG, 6.38%	08/14/19-09/16/22	2,425,000	—	2,361,000	—	—
Credit Suisse Group AG, 7.50%	07/09/18-03/10/21	4,100,000	—	4,312,292	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/05/22	1,600,000	—	1,566,500	—	—
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	89.75	310,125	269,250	0.12
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	95.75	1,000,000	957,500	0.43
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	94.50	1,336,754	1,233,225	0.55
				$12,188,224	$2,459,975	1.10%